Leases - Schedule of financial position relating to leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 40,781	$ 40,520	$ 20,149
Lease liabilities
Current	10,833	6,533	4,646
Non-current	36,327	32,520	15,354
Lease liabilities	47,160	39,053	20,000
Buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	28,393	33,780	16,798
Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	12,297	6,615	3,191
Equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 91	$ 125	$ 160